Note 1. Business: Nature of Operations (Details)	12 Months Ended
Nov. 30, 2018 USD ($) $ / shares shares
Entity Incorporation, State Country Name	Nevada
Entity Incorporation, Date of Incorporation	Nov. 03, 2011
November 20, 2017
Sale of Stock, Transaction Date	Nov. 20, 2017
Debt Instrument, Issuance Date	Nov. 20, 2017
Sale of Stock, Description of Transaction	Company acquired all of the outstanding shares of GNP
Shares, Issued | shares	250,000
Shares acquired, value	$ 5,000
Sale of Stock, Price Per Share | $ / shares	$ 0.02
Debt Instrument, Description	promissory notes
Debt Instrument, Face Amount	$ 50,000
Debt Instrument, Interest Rate, Stated Percentage	6.00%
Debt Instrument, Collateral	unsecured
Debt Instrument, Maturity Date	Oct. 31, 2022